Note 12 - Warrant Liabilities (Details) - Summary of Changes In The Warrant Liability (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 Visser MTA Agreement [Member]	Dec. 31, 2012 Visser MTA Agreement [Member]	Sep. 30, 2013 Visser MTA Agreement [Member]	Jul. 02, 2012 July 2, 2012 Private Placement [Member]	Dec. 31, 2012 July 2, 2012 Private Placement [Member]	Sep. 30, 2013 July 2, 2012 Private Placement [Member]
Class of Warrant or Right [Line Items]
Original valuation - June & July 2012					$ 9,313,000		$ 4,260,000	$ 4,260,000		$ 5,053,000	$ 5,053,000
Change in value of warrant liability, gain	2,511,000	(4,184,000)	1,715,000	(4,010,000)	(6,547,000)	(1,328,000)		(3,000,000)			(3,547,000)
Ending Balance - December 31, 2012	$ 4,481,000		$ 4,481,000		$ 2,766,000	$ 0		$ 1,260,000	$ 2,323,000		$ 1,506,000	$ 2,158,000